Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Basis of Presentation
Basis of Presentation
Prior to the separation from ERJ, Eve Sub has historically operated as part of ERJ and not as a standalone company. For periods as of and for the year ended December 31, 2021, and prior to December 31, 2021, the audited combined financial statements have been derived from ERJ and EAH historical accounting records and are presented on a carve-out
basis (“The Urban Air Mobility Business of Embraer S.A”). After the contribution of the UAM assets by ERJ and EAH (i.e., from December 31, 2021, until the Closing) the combined financial statements have been derived from Eve Sub and Eve Soluções de Mobilidade Aérea Urbana Ltda. (“Eve Brazil”) books. After the Closing the consolidated financial statements have been derived from the Company’s combined figures to retroactively recast the recapitalization of equity including EPS for all periods presented.

The audited combined financial statements as of and for the year ended December 31, 2021, and for periods prior to December 31, 2021, have been derived from ERJ and EAH historical accounting records and are presented on a carve-out
basis. As of January 1, 2022, Eve Sub began accounting for its financial activities as an independent entity.
The balances of Eve Brazil, a direct wholly-owned subsidiary of Eve, that were recorded in a foreign currency, were converted/translated into its functional currency, the US dollar, before being presented on the consolidated financial statements.
ERJ started charging the UAM business related R&D and G&A expenses to Eve through the Master Service Agreement (“MSA”) and Shared Service Agreement (“SSA”), respectively. Therefore, there was no need to continue carving out expenses from ERJ and EAH.
All intercompany transactions’ balances between Eve Sub and Eve Brazil (collectively, the “Eve Entities”) were eliminated.
Until the Closing date, the audited consolidated financial statements of Eve Sub reflect the assets, liabilities, and expenses that management determined to be specifically attributable to Eve Sub, as well as allocations of certain corporate level assets, liabilities and expenses, deemed necessary to fairly present the financial position, results of operations and cash flows of Eve, as discussed further below. Management believes that the assumptions used as basis for the allocations of expenses, direct and indirect, as well as assets and liabilities in the audited consolidated financial statements are reasonable. However, these allocations may not be indicative of the actual amounts that would have been recorded had Eve operated as an independent, publicly traded company for the periods presented.
Prior to May 9, 2022, as a part of ERJ, Eve Sub was dependent upon ERJ for all of its working capital and financing requirements, as ERJ uses a centralized approach to cash management and financing its operations. Accordingly, cash and cash equivalents, debt or related interest expense have not been allocated to Eve. Financing transactions related to Eve were accounted for as a component of Net Parent Investment in the audited consolidated balance sheets and as a financing activity on the accompanying audited consolidated statements of cash flows.
The accompanying financial statements are presented in U.S. dollars, unless otherwise noted, and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC.

Change in carve-out methodology
Change in
carve-out
methodology
The
carve-out
methodology was used since Eve Sub’s inception in 2017 until the Closing date. Thus, after May 9, 2022, no carve-out
amounts were included in Eve’s financial statements.
As of the Closing, ERJ concluded that all the assets and liabilities of Eve Sub were contributed by ERJ. No other assets or liabilities are evaluated to be attributable to Eve Sub, eliminating the necessity to allocate a portion of ERJ’s assets and liabilities to Eve on a carve-out
basis. Thus, Management deemed it to be more appropriate to adopt a legal entity approach as of January 1, 2022, rather than a management approach.
The management approach takes into consideration the assets that are being transferred to determine the most appropriate financial statement presentation. A management approach may also be appropriate when a parent entity needs to prepare financial statements for the sale of a legal entity, but prior to divestiture, certain significant operations of the legal entity are contributed to the parent in a common control transaction. On the other hand, the legal entity approach is often appropriate in circumstances when the transaction structure is aligned with the legal entity structure of the divested entity. One example would be when shares of a legal entity or a consolidated group of legal entities are divested. If the legal entity approach is deemed appropriate, all historical results of the legal entity, including those that are not ultimately transferred, should be presented in the historical financial statements through the date of transfer.
On December 14, 2021, the Company signed with ERJ the MSA and the SSA, through which ERJ charges Eve Sub for a significant part of the expenses Eve Sub was previously carving out. As previously explained, only a minor portion of Eve’s expenses, comprised of general overhead expenses, were allocated to Eve in order to better present its results in a stand-alone basis. For additional discussion of the MSA and SSA, refer to Note 4 Related Party Transactions.
Since the financial activities from the MSA and SSA signature date to December 31, 2021, were immaterial, Management chose to continue with the management approach for all of the year ended December 31, 2021, and to use the legal entity approach beginning January 1, 2022. Management continued to use the legal entity approach until the Business Combination was consummated on May 9, 2022 (i.e., after this date no carve-out
amounts were added to Eve’s financial statements). The Company has recorded the impacts of the balance sheet adjustment (i.e., separation-related adjustment) for the change in methodology as adjustments to the January 1, 2022 beginning balance sheet and not as a period activity attributable to the twelve-month period ended December 31, 2022. The January 1, 2022 beginning balance sheet adjustments from the December 31, 2021 balances were as follows:

Separation Related Adjustments
Separation-related adjustments

	As of December 31,	Separation-Related	As of January 1,
	2021	Adjustment	2022
ASSETS
Current assets:
Cash and equivalents	$14,376,523	$(8)	$14,376,515
Related party receivables	220,000	—	220,000
Other current assets	6,274,397	(8,567)	6,265,830

Total current assets	20,870,920	(8,575)	20,862,345

Capitalized software, net	699,753	(699,753)	—

Total assets	$21,570,673	$(708,328)	$20,862,345

LIABILITIES AND NET PARENT EQUITY
Current liabilities:
Accounts payable	877,641	(718,232)	159,409
Related party payables	8,642,340	1,110,032	9,752,372
Derivative financial instruments	32,226	(32,226)	—
Other payables	616,156	(94,361)	521,795

Total current liabilities	10,168,363	265,213	10,433,576

Other noncurrent payables	702,921	(297,921)	405,000

Total liabilities	10,871,284	(32,708)	10,838,576

Net parent equity:
Net parent investment	10,731,615	(707,846)	10,023,769
Accumulated other comprehensive loss	(32,226)	32,226	—

Total net parent equity	10,699,389	(675,620)	10,023,769

Total liabilities and net parent equity	$21,570,673	$(708,328)	$20,862,345

Management considers the legal entity approach to be the most meaningful representation of Eve’s standalone carve-out
financial statements.
For periods ended as of or prior to December 31, 2021, the audited consolidated financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) of research and development employees directly involved in UAM activities, research expenses, facilities depreciation and others. The indirect expenses consist of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long term incentive) allocated to Eve and general and administrative overhead, including expenses for information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, and facilities, allocated as per headcount of employees exclusively involved in UAM activities compared to the total headcount of all ERJ employees or using an expense input comparing the total R&D expenses of Eve against the total R&D expenses of ERJ’s market accelerator and disruptive business innovation company, EmbraerX. Eve has calculated its income tax amounts using a separate return methodology and it has presented these amounts as if it were a separate taxpayer from ERJ and EAH.
For periods ended as of or prior to December 31, 2021, the audited consolidated balance sheets of Eve also include other assets, capitalized software, accounts payable and other payables that were allocated on a specific identification basis. Derivative instruments used to hedge the salaries for employees directly involved in UAM activities were allocated by comparing the salaries of these employees in Brazilian reais (“BRL” or “R$”) against the total employees’ salaries of ERJ in BRL, and for employees not directly involved in UAM activities the expense input approach using R&D metrics, noted above, was used to allocate the Derivatives instruments. Incentive payments received in advance, which were related to service arrangements to process employee payroll were allocated based on a headcount proportion basis.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is not an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Functional and reporting currency
Functional and reporting currency
Management has concluded that the US dollar (“USD”) is the functional and reporting currency of Eve. Therefore, the consolidated financial statements that were derived from Eve entities’ financial statements are presented in USD.
The foreign currency gains and losses are related to transactions with suppliers recognized in the functional currency, USD, but settled in BRL. The impacts were recognized in “
Financial and foreign exchange gain/(loss), net”
 within the consolidated statements of operations

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in accordance with U.S. GAAP requires the Company’s management to make estimates and judgments that affected the reported amounts of assets and liabilities and allocations of expenses. These judgments were based on the historical experience, management’s evaluation of trends in the industry and other factors that were deemed relevant at that time. The estimates and assumptions were reviewed on a regular basis and the changes to accounting estimates were recognized in the period in which the estimates were revised. The Company’s management recognize that the actual results could be materially different from the estimates. Until December 31, 2021, under the management approach, the significant estimates inherent in the preparation of the audited consolidated financial statements include, but are not limited to, useful lives of capitalized software, net, accrued liabilities, income taxes including deferred tax assets and liabilities. Under the legal entity approach, the significant estimates include, but are not limited to the warrants measurement, fair value measurement and income taxes.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include bank deposits and highly liquid short-term investments, usually maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.

Financial Investments
Financial Investments
Our financial investments consist of time deposits with financial institution (investment available in USD, in which a determined amount is invested for a period of time with a fixed interest rate) with maturity dates over 90 days, but less than 365 days.

Fair Value Measurements
Fair Value Measurements
Eve applies the provisions of Accounting Standards Codification (“ASC”) 820,
Fair Value Measurement
, which sets out a framework for measuring fair value and required disclosures about fair value measurements. The provisions of ASC 820 relate to financial assets and liabilities as well as other assets and liabilities carried at fair value on a recurring and nonrecurring basis. The standard clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level—1—
Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
Level—2—
Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level—3
—Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
The carrying amounts of the Company’s other assets, related party receivables and payables, accounts payables and other payables, except for the long-term incentive plan, advances from customers and the derivative financial instruments, approximate fair value due to the short-term nature of these instruments. The fair value of the liabilities related to the long-term incentive plan included in other payables was determined using the Level 1 inputs. The fair value of the derivative instruments, accounted for based on hedge accounting (see below), was determined using the Level 2 or Level 3 inputs. The fair value of the warrants was determined using Level 1 input except for certain warrants whose fair value was estimated based on Level 2 inputs.

Hedge accounting
Hedge accounting
Until December 31, 2021, the Company accounted for certain derivative instruments under the cash flow hedge accounting methodology to hedge against the payroll cash flow volatility attributable to a risk of foreign exchange rate fluctuation associated with highly probable forecast transactions that will affect income or loss for the year. Effective January 1, 2022, no hedge transactions were observed since the derivative contracts were not transferred to Eve.
The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships changes in the fair value are recognized in Accumulated Other Comprehensive Loss (“AOCI”), to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings. The cash flow impact of the derivative instruments is included in our combined statement of cash flows in net cash used in operating activities.
The Company only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, Eve formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.
Eve discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge. Additionally, when it is probable that a forecasted transaction will not occur, Eve recognizes immediately in earnings gains and losses that were accumulated in other comprehensive loss related to the hedging relationship.
In all situations in which hedge accounting is discontinued and the derivative remains outstanding, Eve continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings.

Capitalized software, net
Capitalized software, net
Eve had capitalized software until December 31, 2021, consisting of software licenses that were recorded at cost, net of accumulated amortization, and if applicable, impairment charges. Software licenses are amortized over their useful lives which is approximately 5 years on a straight-line basis.
Property, plant & equipment, net
Property, plant & equipment, net are stated at historical cost less accumulated depreciation. Eve depreciates property, plant and equipment on a straight line basis. Expenditures for major renewals and betterments are capitalized, while minor replacements, maintenance, and repairs, which do not extend the asset lives, are charged to operations as incurred.
Leases
The Company accounts for leases in accordance with ASC 842,
Leases
. Eve recognizes
right-of-use
(“ROU”) assets on the lease inception date (that is, the date in which the asset is available for use). The ROU assets are measured at cost, less any depreciation or impairment losses and are adjusted for any revaluation of lease liabilities. The cost of ROU assets includes the amount of the recognized lease liability, the initial direct costs incurred less any lease incentives received. The ROU assets are depreciated on a straight-line basis considering the lease term and the Company’s intention in renewal options, based on the best estimate on each reporting date. ROU assets are subject to impairment test if there is evidence that their carrying amount may be higher than the recoverable amount.
Expenses on the depreciation of the
right-of-use
asset are recognized as operating expenses in the statements of income for the year.
The Company uses its estimated incremental borrowing rate in determining the present value of lease payments considering the term of the lease, which is derived from information available at the lease commencement date. The incremental borrowing rate is the rate of interest the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments for a term similar to the lease term in a similar economic environment as the lease.
Lease liabilities are measured at the present value of lease payments to be made during the lease term, which is measured based on the contract term and renewal options. Lease payments include fixed payments less any lease incentives received.
Long-lived assets
Long-live assets, which include capitalized software; property, plant & equipment; and
right-to-use
assets, are reviewed for impairment when events or changes in circumstance indicate that the carrying amount of the long-lived asset group may not be recoverable.

Long-term incentive plan
Long-term incentive plan
Until December 31, 2021, Eve
carved-out
certain amounts related to the ERJ long-term incentive plan (“LTIP”). The LTIP plan has the objective of retaining and attracting qualified personnel who will make an effective contribution to Eve’s future performance. The plan is a cash-settled phantom shares plan, in which the amounts attributed to the services provided by the participants are converted into virtual share units based on the market value of ERJ’s shares. At the end of the acquisition period the participant receives the quantity of virtual shares converted into BRL, at the shares’ current market value. Eve recognizes the obligation during the acquisition period (quantity of virtual shares proportional to the period) in the same group as the participant’s normal remuneration. This obligation is presented within the line-item titled
“Other payable,”
with detail disclosed in Note 9 and the fair value is calculated based on the market price of the shares and recorded as
“General and administrative”
 expenses in the audited consolidated statements of operations.
During 2022, Eve has assumed obligations under the LTIP towards certain employees transferred from ERJ to Eve.
Eve has its own remuneration plan, the 2022 Stock Incentive Plan, which grants its employees, management and officers restricted stock units (RSUs) of our common stock. We recognize stock-based compensation expense in accordance with the provisions of ASC 718,
Compensation—Stock Compensation
. ASC 718 requires the measurement and recognition of compensation expense for all stock-based compensation awards made to employees, management, and non-employees
to be based on the grant date fair values of the awards.
We estimate the fair value of share options with market conditions using the Monte Carlo simulation option-pricing model. The fair value of the RSU’s without market conditions equals Eve’s share price on the grant-date. The fair value of awards is recognized as expense over the requisite service period on a straight-line basis. Determining the grant date fair value of the awards using the Monte Carlo option-pricing models requires management to make assumptions and judgments, including but not limited to the following:
Stock price
— for all RSUs, the underlying stock price is based on the closing price as of the grant date;
Vesting period
— The estimate of the expected term of performance conditions is determined based on management’s best estimate of when the milestones will be achieved. As of May 9, 2022, milestones of certain tranches had already been met, thus, no estimation was necessary. Also, there are RSUs which becomes vested by the time certain market conditions are achieved (e.g., Eve reaches certain market capitalization established on RSUs contracts).
Expected volatility
— Since Eve’s stock has only been publicly traded on NYSE since May 2022, there is insufficient historical data on the volatility of Eve’s common stock. Therefore, the expected volatility was estimated considering the average volatility of comparable publicly listed companies’ stocks and the expected volatility implied on the Company’s public warrants traded on NYSE.
Risk-free interest rate
— The risk-free interest rate used to value awards is based on the United States Treasury yield in effect at the time of grant for a period consistent with the expected term of the award.
Dividend yield
— We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future.
Forfeiture rate —
We have elected to account for forfeitures as they occur and will record stock-based compensation expense assuming all option holders will complete the requisite service period. If a grantee forfeits an award because he fails to complete the requisite service period, we will reverse stock-based compensation expense previously recognized in the period the award is forfeited.
As of December 31, 2022, Eve has granted ten tranches of its 2022 Stock Incentive Plan (Granted Tranches). Four of the Granted Tranches have performance conditions only, four have service conditions only and two have market and service conditions.

For awards with market conditions, below are the following assumptions used in the fair value measurement:

	May 9, 2022	October 31, 2022
Share Price (SO)—US$	$11.32	$10.58
Maturity Date	05/09/27	05/09/27
Time (T)—Years	4.98	4.50
Strike Price (X)	$—	$—
Risk—free Rate (r)	2.95%	4.05%
Volatility ( s )	47.17%	51.91%
Dividend Yield (q)	0.00%	0.00%
RSU Value (US$)	$17.01	$15.93

Research and Development (R&D)
Research and Development (R&D)
R&D efforts are focused on design and development of our eVTOL, UATM and Service and Support projects to achieve manufacturing and commercial stage. Under U.S. GAAP, R&D costs are expensed as incurred and are primarily comprised of engineering services provided by related parties, personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short and long-term incentive) for employees focused on R&D activities, supplies and materials costs. Until December 31, 2021, most of these expenses were carved-out
from ERJ. Effective January 1, 2022, ERJ started charging Eve Sub for most of such costs under the MSA (see Note 4 for more details about the MSA).

Selling, General and Administrative
Selling, General and Administrative
Until December 31, 2021, general and administrative expenses primarily consisted of allocated expenses from ERJ and EAH of personnel-related costs (including salaries, labor taxes, profit sharing program, benefits, short- and long-term incentives), information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, facilities, and other corporate expenses. Prior to December 31, 2021, such expenses were allocated to the UAM Business based on the most relevant allocation method for the services provided, primarily based on headcount of employees exclusively involved in the UAM Business’ activities compared to the total headcount of all ERJ employees as these measures reflect the historical utilization levels.
Effective January 1, 2022, all selling, general and administrative expenses were incurred by Eve entities.
Selling expenses consist of personnel expenses, including salaries, benefits, contractor and travel expenses aiming the UAM business development and to support our commercialization efforts.
Expenses related to the Transaction Costs contributed by ERJ and EAH were also recognized as selling, general and administrative expenses.

New Warrants expenses
New Warrants Expenses
Eve issued or agreed to issue warrants (New Warrants), to potential customers, financiers and suppliers. See more details in Note 10. The New Warrants were recognized by Eve at their respective fair values as an operating expense (since Eve has no current revenue or binding contracts in place). No subsequent remeasurement is required since they are equity classified.

Income Taxes
Income Taxes
The deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. Eve has calculated its income tax amounts using a separate return methodology. Under this method, Eve assumes it will file separate returns with tax authorities. As a result, Eve’s deferred tax balances and effective tax rate as a stand-alone entity will likely differ significantly from those recognized in historical periods. A valuation allowance is appropriate if it is more likely than not all or a portion of deferred tax assets will not be realized. The calculation of income taxes on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations.
The tax loss carryforwards and valuation allowances reflected in the audited consolidated financial statements are based on a hypothetical stand-alone income tax return basis and may not exist in the ERJ and EAH consolidated financial statements.
Eve accounts for uncertain income tax positions recognized in the audited consolidated financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to be recognized in the audited consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Segments
Segments
Operating segment information is presented in a manner consistent with the internal reports provided to the Chief Operating Decision Makers (“CODMs”). The CODMs, who are responsible for allocating resources among and assessing the performance of the operating segments and for making strategic decisions, are Eve’s
Co-Chief
Executive Officers. Given
Eve’s pre-revenue operating
stage, it currently has no concentration exposure to products, services or customers. Eve has determined that it currently operates in three different operating and reportable segments as the CODMs assess the operation results by the different R&D projects, as follows:
eVTOL: the aircraft is in the preliminary design stage of development. This vehicle is expected to have vertical lift and horizontal propulsion electric motors. Eve’s eVTOL has been in an incubation stage for over 4 years. The certification is proposed to be first with ANAC (the National Civil Aviation Agency of Brazil) and in parallel with the U.S. Federal Aviation Administration.
UATM: the segment will provide traffic management services to vehicles operating in the UAM Operating Environment (“UOE”). UATM will be a system of systems focused on improving the efficiency and safety of UAM operations. UATM systems will focus on existing and emerging operators of both the vehicles (fleet operators) and ground infrastructure (vertiport/heliport operators).
Service and Support: a full suite of eVTOL service and support capabilities, including material services, maintenance, technical support, training, ground handling and data services. Our services will be offered on an agnostic basis – supporting both our eVTOL and those produced by third-parties. We expect to leverage the global support network of ERJ to deploy our eVTOL services in an efficient, cost-effective and scalable manner.
The CODMs receive information related to the operating results based on the directly attributable cost by each R&D project. As Eve Sub was operated within the ERJ corporate infrastructure, the indirect costs were not included in the information analyzed by the CODMs. Assets information by segment is not presented to the CODMs.

Basic and Diluted Net Loss per Common Stock
Basic and Diluted Net Loss per Common Stock
In connection with the Closing, all the issued and outstanding Zanite shares of Class A common stock, including the shares of Class A common stock issued to the PIPE Investors, were converted into, on

a
one-for-one basis
,
shares of common stock of Eve. In addition, the Company has also entered into warrant agreements with certain of the Strategic PIPE Investors, including United, pursuant to which, and subject to the terms and conditions of each applicable warrant agreement, the Company has agreed to issue to the Strategic PIPE Investors warrants to purchase an aggregate amount of (i) 24,095,072 shares of common stock with an exercise price of $0.01 per share, (of which 800,000 shares of common stock of Eve were purchased at the Closing, for an aggregate purchase price of $8,000, 2,722,536 shares of common stock of Eve were purchased on October 1, 2022, for an aggregate purchase price of $27,225), (ii) 12,000,000 shares of common stock with an exercise price of $15.00 per share and (iii) 5,000,000 shares of common stock with an exercise price of $11.50 per share.
Basic net loss per common stock excludes dilutive units and is computed by dividing net loss attributable to shareholders by the weighted average number of common stock outstanding during the period. Diluted net loss per common stock reflects the potential dilution that would occur if securities were exercised or converted into common stock. The effects of any incremental potential common stock are excluded from the calculation of loss per common stock if their effect would be anti-dilutive. Contingently issuable shares, including equity awards with performance conditions, are considered outstanding common shares and included in basic net loss per share as of the date that all necessary conditions to earn the awards have been satisfied.
Eve monitors the weighted average market price of its shares to assess if the outstanding liability classified warrants must be included as per the treasury stock method. The quantity of warrants is considered for the diluted earnings per share calculation to the extent they are
“in-the-money”
and their effect is dilutive.
Due to the losses incurred during the presented periods, the weighted-average common stock outstanding used to calculate both basic and diluted loss per common stock is the same for both periods.

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “
Derivatives and Hedging
”. The Company’s derivative instruments, including liability classified warrants, are recorded at fair value and re-valued
at each reporting date, with changes in the fair value reported in the Statement of Operations. Derivative assets and liabilities are classified on the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Recently adopted accounting pronouncements
Recently adopted accounting pronouncements
In December 2019, the Financial Accounting Standards Board (“FASB”), issued Accounting Standards Updated
(“ASU” 2019-12),
Income Taxes (Topic
740
): Simplifying the Accounting for Income Taxes
(“ASU
2019-12”),
which removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU
2019-12
is effective for Eve’s annual periods beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. The adoption of ASU
2019-12
did not have a material effect to Eve’s consolidated financial statements.
In March 2020, the FASB issued (“ASU
2020-04”),
Reference Rate Reform (Topic 848): Facilitation of the effects of reference rate reform of financial reporting
, providing an optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do no
t a
pply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. Eve has no contracts, hedging relationships, and other transactions that the LIBOR is applied as reference rate, thus no impact is expected in its audited consolidated financial statements.

Recently issued accounting pronouncements not yet adopted
Recently issued accounting pronouncements not yet adopted
There are no recent accounting pronouncements applicable to the Company pending adoption that the Company expects will have a material impact on our consolidated financial condition, results of operations, or cash flows.